21. Provisions for pensions and similar obligations	12 Months Ended
Dec. 31, 2020
Provisions For Pensions And Similar Obligations
21. Provisions for pensions and similar obligations
21.	Provisions for pensions and similar obligations

On December 31, 2020 the balance of provisions for pension funds and similar obligations totaled R$3,929,265 (2019 - R$4,960,620 and 2018 - R$3,357,654).

I. Supplemental Pension Plan

Banco Santander and its subsidiaries sponsor the closed pension entities for the purpose of granting pensions and supplementary pensions over those granted by the Social Security, as defined in the basic regulations of each plan.

•	Banesprev - Fundo Banespa de Seguridade Social (Banesprev)

- Plan I: defined benefit plan fully sponsored by Banco Santander, it covers employees hired after May 22, 1975 called Participants Recipients, and those hired until May 22, 1975 called Participants Aggregates, who are also entitled to death benefits. This plan is closed to new entrants since March 28, 2005.

- Plan II: defined benefit plan, constituted from July 27, 1994, effective of the new text of the Statute and Regulations of the Basic Plan II, Plan I participants who chose the new plan began to contribute to the rate of 44.9% stipulated by the actuary for funding each year, introduced in April 2012 extraordinary cost to the sponsor and participants, as agreed with the PREVIC - Superintendence of Pension Funds, due to deficit in the plan. This plan is closed to new entrants since June 3, 2005.

- Plan III: defined benefit plan fully sponsored by Banco Santander, it covers employees hired until May 22, 1975, closed and paid off.

- Supplemental Pension Plan Pré 75: defined benefit plan was created in view of the privatization of Banespa and is managed by Banesprev and offered only to employees hired before May 22, 1975, which its effective date is January 1, 2000. This plan is closed to new entrants since April 28, 2000.

- Plan I: variable contribution plan, for employees hired after May 22,1975, previously served by the Plans I and II. This plan receives contributions from the sponsor and the participants. The benefits are in the form of defined contribution during the period of contribution and defined benefit during the receipt of benefit, if paid as monthly income for life. Plan is closed to new entrants since September 1, 2005.

- Plan II: variable contribution plan, designed for employees hired as of November 27, 2000, in which the sponsor only contributes to the risk benefits and administrative expenses. In this plan the benefit is set in the form of defined contribution during the period of contribution and defined benefit during the receipt of benefits in the form of monthly income for life, in whole or in part of the benefit. The risk benefits of the plan are in defined benefit. This plan is closed to new entrants since July 23, 2010.

- Three plans (DCA, DAB and CACIBAN): additional retirement and former employees associated pension, arising from the process of acquisition of the former Banco Meridional, established under the defined benefit plan. The plans were closed to new participants prior to the acquisition of Grupo Bozano Simonsen by Banco Santander in November 1999.

- Plan Sanprev I: defined benefit plan, established on September 27, 1979, covering employees enrolled in the plan sponsor and it is in process of extinction since June 30, 1996.

- Plan Sanprev II: plan that provides insurance risk, pension supplement temporary, disability retirement annuity and the supplemental death and sickness allowance and birth, including employees enrolled in the plan sponsor and is funded solely by sponsors through monthly contributions, as indicated by the actuary. This plan is closed to new entrants since March 10, 2010.

- Plan Sanprev III: variable contribution plan covering employees of the sponsors who made the choice to contribute, by contribution freely chosen by participants from 2% of their salary. That the benefit plan is a defined contribution during the contribution and defined benefit during the receipt of the benefit, being in the form of monthly income for life, in whole or in part of the benefit. This plan is closed to new entrants since March 10, 2010.

•	Sanprev – Santander Associação de Previdência (Sanprev)

Closed-End Private Pension Entity (EFPC) that used to manage three benefit plans, 2 in the Defined Benefit modality and 1 in the modality of Variable Contribution, whose process of management transfer of these plans to Banesprev occurred in January 2017. According to Portaria 389 of PREVIC, of May 8, 2018, it was approved the closure of the authorization of operation of Sanprev.

•	Bandeprev - Bandepe Previdência Social (Bandeprev)

Defined benefit plan, sponsored by Banco Bandepe and Banco Santander, managed by Bandeprev. The plans are divided into basic plan and special retirement supplement plan, with different eligibility requirements, contributions and benefits by subgroups of participants. The plans are closed to new entrants since 1999 for Banco Bandepe’s employees and for others since 2011.

•	Other Plans

SantanderPrevi - Sociedade de Previdência Privada (SantanderPrevi): it´s a closed-end private pension entity with the purpose of constitution and implementation of social security pension plans, complementary to the social security contribution, in the form of actual legislation.

The Retirement Plan of SantanderPrevi is structured as Defined Contribution and closed to new members since July 2018 as approved by PREVIC, with contributions shared between sponsors and plan participants. The appropriate values by the sponsors in the year of 2020 was R$69,142 (2019 – R$110,325 e 2018 – R$89,959).

It has 10 cases of lifetime income with benefits arising from the previous plan.

SBPREV - Santander Brasil Open Pension Plan: As from January 2, 2018, Santander started to offer this new optional supplementary pension plan for new employees hired and for employees who are not enrolled in any other pension plan managed by the Closed Entities Complementary Pension Plan of the Group. This new program includes the PGBL- Free Benefit Generation Plan and VGBL-Free Benefit Generator Life managed by Icatu Seguros, the Open Entity of Complementary Pension Plan, which are open for new accessions, with similar characteristics to SantanderPrevi's plan, the instituting / stipulating companies and the participants in the plans. The appropriated values by the sponsors in the year of 2020 were R$14,054 (2019 – R$8,917).

II. Health and Dental Care Plan

• Cabesp - Caixa Beneficente dos Funcionários do Banco do Estado de São Paulo S.A.:

Entity that covers health and dental care expenses of employees hired until Banespa privatization in 2000, as defined in the entity's bylaws.

• HolandaPrevi’s Retirees (current corporate name of SantanderPrevi):

For the health care plan Retirement has lifetime nature and is a closed group. In his termination the employee should have completed 10 years of employment with Banco Real and 55 years of age. In this case it was offered the continuity of health care plan where the employee pays 70% and the Bank pays 30% of the monthly payment. This rule lasted until December, 2002 and after this period that the employee got terminated with the status Retired Holandaprevi, he pays 100% of the health plan monthly payment.

• Former employees of Banco Real S.A. (Retiree by Circulars):

It grants entitlement to healthcare to former employees of Banco Real, with lifetime benefit it was granted in the same condition as the active employee, in this case, with the same coverage and plan design.

Eligible only for basic plans and premium apartment, if the beneficiary chooses for the apartment plan he pays the difference between the plans plus the co-participation in the basic plan. Not allowed new additions of dependents. It is subsidized in 90% of the plan.

• Bandeprev’s retirees:

Health care plan granted to Bandeprev’s retirees as a lifetime benefit, for which Banco Santander is responsible for subsidizing 50% of the benefits of employees retired until November 27, 1998. For whom retired after this date, the subsidy is 30%.

• Directors with Lifetime Benefits (Lifetime Directors):

Lifetime health care benefit granted to a small closed group of former directors coming from Banco Sudameris, being 100% subsidized by the Bank.

• Health Directors:

Directors, Executive Directors, Vice-President Directors and Chief Executive Officer, may, by choice, choose to remain medical assistance, in case of termination of the link with Banco Santander or companies in its conglomerate without cause; as long as they comply the following requirements: have contributed for at least 3 (three) years to the health plan; having served as a director at Banco Santander or companies its conglomerate for at least 3 (three) years; be 55 years of age. The plan will be maintained in the same way as the DIRECTOR enjoyed at the time of his dismissal, including the payment of his share, which must be paid by bank slip. The dependents active at the time of termination will be kept on the same plan as the director, and the inclusion of new dependents in no chance.

• Free Clinic:

Health care plan (free clinic) is offered for a lifetime to retirees who have contributed to the Foundation Sudameris for at least 25 years and has difference in default if the user chooses apartment. The plan is only offered in standard infirmary where the cost is 100% of the Foundation Sudameris.

• Life insurance for Banco Real’s retirees (Life Insurance):

For Retirees from Circulars: indemnity in case of Natural Death, Disease Disability, Accidental Death. The subsidy is 45% of the value. It is a closed group.

• Life Insurance Assistance Boxes (Life Insurance):

Included in the bulk of the life insurance in December 2018 the insurance of the retirees of the DCA, DAB and CACIBAN plans. This insurance was granted to retirees of the former Southern Bank, coverage was according to the choice of retiree at the time of joining the benefit. The Bank's allowance is 50% of the premium amount for the holder and some retirees have the spouse clause bearing 100% of the cost. The plan is closed for new participants.

Additionally, it is assured to retired employees, since they meet to certain legal requirements and fully pay their respective contributions, the right to be maintaining as a beneficiary of the Banco Santander health plan, in the same conditions for healthcare coverage, taken place during their employment contract. Banco Santander provisions related to this retired employees are calculated using actuarial based in the present value of the current cost.

III. Actuarial Techniques

The amount of the defined benefit obligations was determined by independent actuaries using the following actuarial techniques:

• Valuation method:

Projected unit credit method, which uses each year of service as giving rise to an additional unit of benefit entitlement and measures each unit separately.

• Nominal discount rate for actuarial obligation and calculation of interest on assets:

- Banesprev, Sanprev, SantanderPrevi, Bandeprev and Other Plans – 6.8% (2019 – 7.1% and 2018 – 9.1%).

- Cabesp, Law 9,656 and others obligations – 7.1% (2019 – 7.2% e 2018 – 9.3%).

• Estimated long-term inflation rate:

- Banesprev, Sanprev, SantanderPrevi, Bandeprev and Other Plans – 3.3% (2019 – 3.5% e 2018 – 4.0%).

• Estimate salary increase rate:

- Banesprev, Sanprev, SantanderPrevi, Bandeprev Básico and Other Plans – 3.8% (2019 – 4.0% e 2018 – 5.0%).

The funding status of the defined benefit obligations in 2020 and in the last 2 years are as follows:

	2020	2019	2018

Present value of the obligations - Post-employment plans:
To current employees	478,837	687,786	716,492
Vested obligations to retired employees	28,202,580	27,369,696	23,296,715
	28,681,417	28,057,482	24,013,207

Less:
Fair value of plan assets	28,634,891	25,822,890	22,708,990
Unrecognized assets (1)	(2,762,220)	(1,346,547)	(1,079,808)
Provisions – Post-employment plans, net	2,808,746	3,581,139	2,384,025

Present value of the obligations - Other similar obligations:
To current employees	135,902	204,439	184,606
Vested obligations to retired employees	5,782,124	6,047,368	4,604,466
	5,918,026	6,251,807	4,789,072

Less:
Fair value of plan assets	5,398,667	5,222,517	4,157,251
Unrecognized assets (1)	(240,010)	-	(68,527)
Provisions – Other similar obligations, net	759,370	1,029,290	700,347

Total provisions for pension plans, net	3,568,115	4,610,429	3,084,373
Of which:
Actuarial provisions	3,929,265	4,960,620	3,357,654
Actuarial assets (note 15)	361,149	350,191	273,281
(1)	Refers to fully funded surplus plans Banesprev I and III, Sanprev I,II and III and Bandeprev.

On the fourth quarter of 2018, the management settled the actuarial deficit of Banesprev V and DAB in 2017 in the amount of R$295,529 and R$1,246, respectively, and the contribution in the estimated amount of R$152,329 to cover the actuarial deficit from 2018 to Banesprev Pré 75.

In the first half of 2018, there was an increase in the cost contribution established for a post-employment benefit plan, which is calculated as a percentage of the total monthly compensation of members. The increase in the contribution resulted in a decrease in the past service cost due to changes in the plan. The envisaged changes implied a reduction in the present value of the obligations of the defined benefit plan, which is supported by actuarial valuations.

The amounts recognized in the consolidated income statement in relation to the aforementioned defined benefit obligations are as follows:

	Post-Employment Plans
	2020	2019	2018

Staff costs - Current service costs (note 39)	4,186	2,774	3,142
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	108,268	149,232	124,754
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	97,291	100,346	104,160
Other movements - Extraordinary charges	16,786	(1,101)	12,432
Total	226,532	251,251	244,488

	Other Similar Obligations
	2020	2019	2018

Staff costs - Current service costs (note 40)	5,860	8,142	5,797
Interest and similar income and expenses - Interest cost (net) (notes 32 and 33)	71,374	61,845	76,124
Interest and similar income and expenses - Interest on unrecognized assets (notes 32 and 33)	-	3,173	15,521
Other movements - Extraordinary charges (2)	(142)	22,624	(816,230)
Total	77,092	95,784	(718,788)

The changes in the present value of the accrued defined benefit obligations were as follows:

	Post-Employment Plans
	2020	2019	2018

Present value of the obligations at beginning of year	28,057,482	24,013,207	22,001,609
Current service cost (Note 40)	4,186	2,774	3,142
Interest cost	1,940,515	2,087,484	2,029,099
Benefits paid	(2,060,960)	(1,960,103)	(1,876,014)
Actuarial (gains)/losses	722,261	3,908,350	1,674,908
Others	17,933	5,770	180,463
Present value of the obligations at end of year	28,681,417	28,057,482	24,013,207

	Other Similar Obligations
	2020	2019	2018

Present value of the obligations at beginning of year	6,251,807	4,789,072	5,043,761
Current service cost (Note 40)	5,860	8,142	5,797
Interest cost	448,836	443,837	438,567
Benefits paid	(337,742)	(378,782)	(346,185)
Actuarial (gains)/losses	(450,735)	1,366,837	455,193
Other (1)	-	22,701	(808,061)
Present value of the obligations at end of year	5,918,026	6,251,807	4,789,072

(1) In the year ended December 31, 2018 there was an increase in the cost contribution established for a postemployment benefit plan, which is calculated as a percentage of the total monthly compensation of associates. The increase in the contribution resulted in a decrease in the past service cost, due to changes in the plan. The envisaged changes implied a reduction in the present value of the obligations of the defined benefit plan, which is supported by actuarial valuations. In the Consolidated Statements of Income, this amount was recorded under Provision (Net).

The changes in the fair value of the plan assets were as follows:

	Post-Employment Plans
	2020	2019	2018

Fair value of plan assets at beginning of year	25,822,890	22,708,990	20,689,637
Interest (Expense) Income	1,832,247	1,938,252	1,904,345
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	2,994,598	3,087,544	1,347,689
Contributions/(surrenders)	49,716	51,807	481,959
Of which:
By the Bank	44,970	44,752	472,723
By plan participants	4,746	7,055	9,236
Benefits paid	(2,060,960)	(1,960,103)	(1,876,014)
Exchange differences and other items	(3,600)	(3,600)	161,374
Fair value of plan assets at end of year	28,634,891	25,822,890	22,708,990

	Other Similar Obligations
	2020	2019	2018

Fair value of plan assets at beginning of year	5,222,517	4,157,251	3,721,147
Interest (Expense) Income	377,462	381,992	362,444
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	(34,409)	915,626	304,632
Contributions/(surrenders)	132,416	107,037	72,548
Of which:
By the Bank	132,416	107,037	72,548
Benefits paid	(299,319)	(339,389)	(310,458)
Exchange differences and other items	-	-	6,938
Fair value of plan assets at end of year	5,398,667	5,222,517	4,157,251

Breakdown of gains (losses) actuarial by experience, financial assumptions and demographic hypotheses:

		Post-Employment Plans
	2020	2019	2018
Experience Plan	(807,895)	(446,444)	(803,717)
Changes in Financial Assumptions	85,634	(2,615,119)	(871,176)
Changes in Financial Demographic	-	1,228	-
Gain (Loss) Actuarial - Obligation	(722,261)	(3,060,335)	(1,674,893)
Return on Investment, Return Unlike Implied Discount Rate	2,994,598	2,624,960	1,344,089
Gain (Loss) Actuarial - Asset	2,994,598	2,624,960	1,344,089
Changes in Surplus / Deficit Uncollectible	(1,318,382)	(164,428)	117,320

		Other Similar Obligations
	2020	2019	2018
Experience Plan	289,237	(209,175)	(79,810)
Changes in Financial Assumptions	182,120	(1,157,662)	(376,949)
Changes in Financial Demographic	(20,621)	-	-
Gain (Loss) Actuarial - Obligation	450,735	(1,366,837)	(456,759)
Return on Investment, Return Unlike Implied Discount Rate	(34,409)	915,626	307,048
Gain (Loss) Actuarial - Asset	(34,409)	915,626	307,048
Changes in Surplus Uncollectible	(240,010)	71,698	(52,604)

The experience adjustments arising from plan assets and liabilities are shown bellow:

	Post - Employment Plans
	2020	2019	2018

Experience in Net Assets Adjustments	2,994,598	2,624,960	1,344,089

	Other Similar Obligations
	2020	2019	2018

Experience in Net Assets Adjustments	(34,409)	915,626	307,048

The amounts of actuarial obligation of defined benefit plans not covered and defined benefit plans partially or totally covered are shown below:

2020	2019	2018

759,370	815,929	700,347
33,840,073	33,493,360	28,101,932

The main categories of plan assets as a percentage of total plan assets are as follows:

	2020	2019	2018

Equity instruments	0.00%	0.00%	4.81%
Debt instruments	97.41%	92.92%	94.59%
Properties	0.17%	0.26%	0.28%
Other	2.45%	6.82%	0.32%

The expected return on plan assets was determined based on the market expectations for returns over the duration of the related obligations.

The actual return on plan assets was R$4,826,845 (2019 - R$6,301,111 e 2018 - R$3,823,004).

The following table shows the estimated benefits payable for the next ten years from December 31, 2020:

2021	2,281,173
2022	2,334,653
2023	2,385,827
2024	2,435,557
2024	2,482,183
2026 to 2030	12,981,893
Total	24,901,286

Assumptions about the rates related to medical care costs have a significant impact on the amounts recognized in income. The change of one percentage point in the medical care cost rates would have the effects as follows:

						Sensitivity
		2020		2019		2018
	Current Service Cost and Interest	Present Value of Obligations	Current Service Cost and Interest	Present Value of Obligations	Current Service Cost and Interest	Present Value of Obligations
Discount Rate
(+)0.5%	(28,711)	(402,547)	(31,672)	(440,072)	(29,066)	(307,980)
(-)0.5%	32,099	450,049	35,572	494,257	32,403	343,340
Boards of Mortality
Applied (+) 2 years	(47,637)	(667,904)	(51,720)	(718,632)	(45,937)	(486,742)
Applied (-) 2 years	54,226	760,289	56,687	787,636	49,355	522,958
Cost of Medical Care
(+)0.5%	34,718	486,769	38,388	533,380	35,949	380,906
(-)0.5%	(31,637)	(443,569)	(35,060)	(487,146)	(32,100)	(340,122)

The following table shows the duration of the actuarial liabilities of the plans sponsored by Banco Santander:

Plans	Post - Employment Plans

Duration (in years)
Banesprev Plans I	11,92
Banesprev Plans II	12,38
Banesprev Plans III	10,79
Banesprev Plans IV	14,80
Banesprev Plans V	9,24
Banesprev Pre-75	10,10
Sanprev I	6,93
Sanprev II	11,57
Sanprev III	10,46
Bandeprev Basic	10,08
Bandeprev Special I	6,80
Bandeprev Special II	6,53
SantanderPrevi	7,69
CACIBAN / DAB / DCA	6,46/5,88/7,06

Plans	Other Similar Obligations

Cabesp	15,03
Bandepe	14,98
Free Clinic	11,47
Lifetime officers	9,27
Health officers	25,65
Circulars (1)	13,47 E 11,92
Life Insurance	7,99

(1) The duration 12,15 refers to the plan of Former Employees of Banco ABN Amro and 11,93 to the plan of Former Employees of Banco Real.

Actuarial Assumptions Adopted in Calculations

		2020		2019		2018
	Pension	Health	Pension	Health	Pension	Health
Nominal Discount Rate for Actuarial Obligation	6.8%	7.1%	7.1%	7.2%	9.1%	9.3%
Rate Calculation of Interest Under Assets to the Next Year	6.8%	7.1%	7.1%	7.2%	9.1%	9.3%
Estimated Long-term Inflation Rate	3.3%	3.3%	3.5%	3.5%	4.0%	4.0%
Estimated Salary Increase Rate	3.8%	N/A	4.0%	4.0%	5.0%	5.0%
Mortality tables	AT2000	AT2000	AT2000	AT2000	AT2000	AT2000

(1) Net cost of interest on the defined benefit obligation, interest / (income) on the fair value of the plan's assets and interest on the maximum asset recognition limit